Award Timing Disclosure	12 Months Ended
Jul. 27, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Annual equity awards are generally made in late August or early September each year and the Compensation and Talent Committee may also consider and approve interim or mid-year grants from time to time based on business needs. We do not currently grant stock options to our employees. The committee does not take material non-public information into account when determining the timing and terms of LTI awards and has not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
Award Timing Method	The committee does not take material non-public information into account when determining the timing and terms of LTI awards and has not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Annual equity awards are generally made in late August or early September each year and the Compensation and Talent Committee may also consider and approve interim or mid-year grants from time to time based on business needs. We do not currently grant stock options to our employees. The committee does not take material non-public information into account when determining the timing and terms of LTI awards and has not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false